Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ (7,786)	$ 20,986	$ 5,056
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(67)	339	18
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	2,187	(8,668)	(3,446)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	284	(830)	(432)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	560	(1,827)	(821)
Interest and Other Income (Expense), Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(9,674)	30,150	9,080
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ (1,076)	$ 1,822	$ 657